Pension and Post Retirement Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans Revlon [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 39.9
2014	40.9
2015	41.6
2016	42.4
2017	43.1
Years 2018 to 2022	226.3
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	1.3
2014	1.3
2015	1.3
2016	1.3
2017	1.3
Years 2018 to 2022	$ 6.1